GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill

Balance as of January 1, 2021	$152,303

Acquisition of Vidazoo	$36,962

Balance as of December 31, 2021	$189,265

Vidazoo measurement period adjustments	$6,262

Balance as of December 31, 2022	$195,527

Schedule of intangible assets
The following is a summary of intangible assets as of December 31, 2022:

	December 31, 2021	Vidazoo measurement period adjustments	Amortization	December 31, 2022

Acquired technology	$84,417	$5,358	$-	$89,775
Accumulated amortization	(31,137)	-	(9,886)	(41,023)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	44,531	5,358	(9,886)	40,003

Customer relationships	45,054	1,490	-	46,544
Accumulated amortization	(23,218)	-	(1,758)	(24,976)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	11,410	1,490	(1,758)	11,142

Tradename and other	18,503	-	-	18,503
Accumulated amortization	(12,634)	-	(240)	(12,874)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	759	-	(240)	519

Intangible assets, net	$56,700	$6,848	$(11,884)	$51,664

The following is a summary of intangible assets as of December 31, 2021:

	December 31, 2020	Additions	Amortization	December 31, 2021

Acquired technology	$53,412	$31,005	$-	$84,417
Accumulated amortization	(25,548)	-	(5,589)	(31,137)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	19,115	31,005	(5,589)	44,531

Customer relationships	36,860	8,194	-	45,054
Accumulated amortization	(22,161)	-	(1,057)	(23,218)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	4,273	8,194	(1,057)	11,410

Tradename and other	18,503	-	-	18,503
Accumulated amortization	(12,405)	-	(229)	(12,634)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	988	-	(229)	759

Intangible assets, net	$24,376	$39,199	$(6,875)	$56,700

Schedule of estimated useful life of the intangible assets
Estimated useful life
Acquired technology	4-7 years
Customer relationships	5-8 years
Tradename and other	4-11 years

Schedule of estimated future amortization expense
2023	$12,255
2024	11,718
2025	8,283
2026	6,834
2027	6,590
Thereafter	5,984

$51,664